Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Fair Value Using Level 3 Valuation Derivative Liability

The Company accounts for certain instruments at fair value using level 3 valuation.

	At December 31, 2016			At December 31, 2015
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative liabilities	—	—	$402,055	—	—	—

Schedule of Roll Forward of Level 3 Valuation Financial Instrument

A roll forward of the level 3 valuation financial instruments is as follows:

Derivative Liabilities
Balance at December 31, 2015	$-
Initial measurement of derivative liabilities reflected as debt discount	320,961
Initial measurement of derivative liabilities reflected in derivative expense	260,479
Reclassification of derivative liability to gain on extinguishment of debt	(65,047)
Change in fair value included in derivative expense	(114,338)
Balance at December 31, 2016	$402,055

Schedule of Anti-Dilutive Shares Outstanding

These common stock equivalents may be dilutive in the future. All potentially dilutive common shares were excluded from the computation of diluted shares outstanding as they would have an anti-dilutive impact on the Company’s net losses and consisted of the following:

	December 31, 2016	December 31, 2015
Total stock warrants	3,304,872	2,694
Convertible debt	2,333,333	-